Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Schedule of lease balances within our condensed consolidated balance sheet
	March 31, 2020	December 31, 2019
Right to use assets, operating lease assets	$7,240,673	$7,628,591

Current lease liability	$1,893,594	$1,836,700
Non-current lease liability	5,484,090	5,807,266
	$7,377,684	$7,643,966

December 31,
2019
Right to use assets, operating lease assets	$7,628,591

Current lease liability	$1,836,700
Non-current lease liability	5,807,266
$7,643,966

Schedule of other information related to leases
	March 31, 2020	March 31, 2019
Weighted average remaining lease term	3.24 years	3.5 years
Weighted average discount rate	7.6%	7.6%

December 31,
2019
Weighted average remaining lease term	3.9 years
Weighted average discount rate	7.6%

Operating lease assets obtained for operating lease liabilities	$3,050,164

Schedule of operating lease assets
	March 31, 2020	March 31, 2019
Operating lease costs	$924,583	$423,973
Short-term lease costs	16,053	5,735
Total operating lease costs	$940,636	$429,708

Schedule of future minimum rental payments
2020 (remainder of the year)	$1,930,342
2021	2,597,468
2022	2,150,123
2023	1,608,229
2024	813,984
Thereafter	1,433,499
Total lease payments	10,533,645
Less: Imputed interest	(3,155,961)
Lease Liability at March 31, 2020	$7,377,684

Maturities of lease liabilities
2020	$2,496,070
2021	2,525,468
2022	2,078,123
2023	1,596,229,
2024	813,984
2025	654,160
2026	352,955
2027	152,637
Total lease payments	10,669,626
Less: Imputed interest	(3,025,660)
Lease Liability at December 31, 2019	$7,643,966